Trading derivatives (assets and liabilities) and short positions - Schedule by type of inherent risk of fair value of trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Financial liabilities held for trading	152,151	122,270	115,185
Derivatives
Financial instruments
Financial liabilities held for trading	57,753	50,589	64,891
Derivatives | Interest rate risk
Financial instruments
Financial liabilities held for trading	24,754	26,014	37,641
Derivatives | Currency risk
Financial instruments
Financial liabilities held for trading	29,110	23,094	26,063
Derivatives | Price risk
Financial instruments
Financial liabilities held for trading	1,632	904	817
Derivatives | Other risks
Financial instruments
Financial liabilities held for trading	2,257	577	370
Derivatives
Financial instruments
Financial assets held for trading	64,100	56,328	67,002
Derivatives | Interest rate risk
Financial instruments
Financial assets held for trading	30,834	31,480	38,789
Derivatives | Currency risk
Financial instruments
Financial assets held for trading	29,395	22,834	26,391
Derivatives | Price risk
Financial instruments
Financial assets held for trading	1,765	1,279	1,347
Derivatives | Other risks
Financial instruments
Financial assets held for trading	€ 2,106	€ 735	€ 475